Annual Fund Operating Expenses - Retail - Vanguard Treasury Money Market Fund - Investor Shares	Dec. 22, 2020
Operating Expenses:
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.09%